UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21465
ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer

ING Clarion Global Real Estate Income Fund
201 King of Prussia Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4272
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / March 31, 2008 (unaudited)

		U.S. $
Shares		Value

	Long-Term Investments — 146.2%
	Common Stock — 125.7%
	Real Estate Investment Trusts (“REIT”) — 125.7%
	Australia — 11.5%
29,967,000	Dexus Property Group	$46,093,818
11,059,530	Goodman Group	43,512,442
14,384,178	Macquarie CountryWide Trust	15,362,802
4,422,427	Westfield Group	71,858,837

		176,827,899

	Brazil — 0.7%
1,132,100	BR Malls Participacoes SA (a)	10,100,520

	Canada — 11.9%
1,761,900	Boardwalk Real Estate Investment Trust	65,252,376
200,100	Calloway Real Estate Investment Trust	3,937,449
264,600	Calloway Real Estate Investment Trust (b)	5,206,641
500,000	Crombie Real Estate Investment Trust (b)	5,335,997
884,800	H&R Real Estate Investment Trust	16,850,048
2,282,900	InnVest Real Estate Investment Trust	22,249,403
440,000	InnVest Real Estate Investment Trust (b)	4,288,290
700,000	Primaris Retail Real Estate Investment Trust (b)	11,352,273
2,447,000	RioCan Real Estate Investment Trust	49,366,892

		183,839,369

	Finland — 2.3%
2,528,457	Citycon Oyj	15,545,090
1,470,267	Sponda Oyj	19,266,715

		34,811,805

	France — 10.6%
403,500	Societe de la Tour Eiffel	60,253,845
398,078	Unibail-Rodamco	102,822,551

		163,076,396

	Hong Kong — 7.7%
20,000,000	Agile Property Holdings Ltd.	21,097,670
14,611,500	China Overseas Land & Investment Ltd.	26,959,422
8,133,000	Hang Lung Properties Ltd.	28,789,473
3,062,900	Hongkong Land Holdings Ltd.	12,649,777
1,750,000	Sun Hung Kai Properties Ltd.	27,297,198
1,153,000	The Link REIT	2,557,004

		119,350,544

	Japan — 4.7%
2,388	Japan Retail Fund Investment Corp.	15,090,692
1,105,000	Mitsubishi Estate Co., Ltd.	26,865,927
968,000	Mitsui Fudosan Co., Ltd.	19,246,215
934	Nippon Building Fund, Inc.	11,823,379

		73,026,213

	Netherlands — 14.5%
116,780	Corio NV	10,269,928
357,401	Eurocommercial Properties NV	20,042,056
1,136,730	Nieuwe Steen Investments NV	32,673,868
417,161	VastNed Retail NV	44,525,800
934,400	Wereldhave NV	115,694,359

		223,206,011

	New Zealand — 0.6%
9,050,000	Goodman Property Trust	9,463,096

	Singapore — 0.2%
500,000	Capitaland Ltd.	2,303,813

	United Kingdom — 10.8%
1,367,200	British Land Co. Plc	24,931,302
945,400	Great Portland Estates Plc	9,949,206
1,209,242	Hammerson Plc	26,773,506
1,902,400	Land Securities Group Plc	57,055,553
603,400	Liberty International Plc	11,698,749
3,621,876	Segro Plc	36,568,246

		166,976,562

See previously submitted notes to financial statements for the annual period ended December 31, 2007.

		U.S. $
Shares		Value

	United States — 50.2%
115,300	Acadia Realty Trust	2,784,495
197,300	AMB Property Corp.	10,737,066
898,200	American Campus Communities, Inc.	24,574,752
11,422	Apartment Investment & Management Co., Class A	409,022
285,800	BioMed Realty Trust, Inc.	6,827,762
393,200	Boston Properties, Inc.	36,201,924
1,215,230	Brandywine Realty Trust	20,610,301
848,300	Camden Property Trust	42,584,660
1,231,800	Cedar Shopping Centers, Inc.	14,387,424
219,900	Douglas Emmet, Inc.	4,850,994
1,208,500	Extra Space Storage, Inc.	19,565,615
294,000	Federal Realty Investment Trust	22,917,300
1,211,100	First Industrial Realty Trust, Inc.	37,410,879
1,655,400	GMH Communities Trust	14,368,872
407,700	General Growth Properties, Inc.	15,561,909
675,000	Gramercy Capital Corp.	14,127,750
941,484	HRPT Properties Trust	6,336,187
856,200	Health Care REIT, Inc.	38,640,306
371,000	Hersha Hospitality Trust	3,350,130
475,000	Highwoods Properties, Inc.	14,758,250
755,400	iStar Financial, Inc.	10,598,262
1,260,990	Liberty Property Trust	39,229,399
637,700	Mid-America Apartment Communities, Inc.	31,782,968
570,700	National Retail Properties, Inc.	12,583,935
2,784,400	Nationwide Health Properties, Inc.	93,973,500
1,994,070	OMEGA Healthcare Investors, Inc.	34,617,055
994,000	Pennsylvania Real Estate Investment Trust	24,243,660
200,000	Ramco-Gershenson Properties Trust	4,222,000
498,800	Regency Centers Corp.	32,302,288
530,735	SL Green Realty Corp.	43,238,980
171,100	Sovran Self Storage, Inc.	7,307,681
770,000	Strategic Hotels & Resorts, Inc.	10,110,100
751,900	The Macerich Co.	52,836,013
200,000	U-Store-It Trust	2,266,000
712,120	Verde Realty (a)(c)	23,499,960

		773,817,399

	Total Common Stock
	(cost $1,549,204,058)	1,936,799,627

	Preferred Stock — 17.8%
	Real Estate Investment Trusts (“REIT”) — 17.8%
	United States — 17.8%
450,000	Alexandria Real Estate Equities, Inc., Series C	11,466,000
126,800	AP AIMCAP Corp., Series A	1,331,400
80,500	Apartment Investment & Management Co., Series U	1,821,715
400,000	Apartment Investment & Management Co., Series V	8,980,000
400,000	Apartment Investment & Management Co., Series Y	8,876,000
174,000	Associated Estates Realty Corp.	4,202,100
400,000	BioMed Realty Trust, Inc., Series A	8,880,000
207,700	Cedar Shopping Centers, Inc.	4,802,024
125,000	Digital Realty Trust, Inc., Series B	2,687,500
200,800	Duke Realty Corp., Series M	4,511,976
400,000	Entertainment Properties Trust, Series D	8,112,000
430,700	Glimcher Realty Trust, Series G	7,334,821
520,000	Health Care REIT, Inc., Series F	12,474,800
905,600	Host Hotels & Resorts, Inc., Series E	22,775,840
210,000	Innkeepers USA Trust, Series C	2,552,823
1,015,000	iStar Financial, Inc., Series I	13,601,000
200,000	LaSalle Hotel Properties, Series D	4,304,000
523,200	LaSalle Hotel Properties, Series E	11,559,476
520,000	LaSalle Hotel Properties, Series G	10,140,000
1,000,000	LTC Properties, Inc., Series F	24,180,000
200,000	Mid-America Apartment Communties, Inc., Series H	4,850,000
237,100	National Retail Properties, Inc., Series C	5,109,505
189,600	NorthStar Realty Finance Corp., Series B	2,512,200
120,000	OMEGA Healthcare Investors, Inc., Series D	3,000,000
See previously submitted notes to financial statements for the annual period ended December 31, 2007.

		U.S. $
Shares		Value

320,000	PS Business Parks, Inc., Series O	7,128,000
320,000	Public Storage, Series K	7,580,800
360,000	Public Storage, Series M	7,491,600
192,500	SL Green Realty Corp., Series C	4,363,975
200,000	SL Green Realty Corp., Series D	4,586,000
275,000	Strategic Hotels & Resorts, Inc. (b)	6,935,170
400,000	Strategic Hotels & Resorts, Inc., Series B	7,696,000
363,600	Strategic Hotels & Resorts, Inc., Series C	6,908,400
368,000	Sunstone Hotel Investors, Inc., Series A	6,900,000
342,600	Taubman Centers, Inc., Series G	7,958,598
573,500	Taubman Centers, Inc., Series H	13,150,355
337,500	W2007 Grace Acquisition I, Inc., Series C	3,543,750

	Total Preferred Stock
	(cost $327,934,123)	274,307,828

	Investment Companies — 2.3%
	United Kingdom — 2.3%
146,255	Eurocastle Investment Ltd.	1,761,288
15,495,600	ING UK Real Estate Income Trust Ltd. +	21,250,264
2,195,278	Invista Foundation Property Trust Ltd.	2,803,299
547,200	ProLogis European Properties	8,705,340

	Total Investment Companies
	(cost $45,299,438)	34,520,191

	Purchased Options (a) — 0.4%
	Brazil — 0.2%
438,400	Brascan Residential Properties SA
	expiring 10/22/08 @ $0	2,206,417

	India — 0.2%
518,800	Unitech Ltd.
	expiring 6/19/08 @ $0	3,571,599

	Total Purchased Options
	(cost $6,482,721)	5,778,016

	Warrants (a) — 0.0%
	Hong Kong — 0.0%
1,217,625	China Overseas Land & Investment Ltd.
	expiring 8/27/08 @ $0
	(cost $0)	453,705

	Total Long-Term Investments — 146.2%
	(cost $1,928,920,340)	2,251,859,367

	Short-Term Investments — 10.1%
	Money Market Fund — 10.1%
155,817,592	The Bank of New York Cash Reserve Fund
	(cost $155,817,592)	155,817,592

	Total Investments — 156.3%
	(cost $2,084,737,932)	2,407,676,959
	Other Assets less Liabililties — 2.8%	42,645,637
	Preferred shares, at redemption value — (59.1%)	(910,000,000)

	Net Assets Applicable to
	Common Shares — 100% (d)	$1,540,322,596

(a)	Non-income producing security.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $33,118,371 or 2.2% of net assets.

(c)	Fair valued pursuant to guidelines approved by the board.

(d)	Portfolio percentages are calculated based on Net Assets Applicable to Common Shares.

+	Investments in companies considered to be an affiliate of the Trust (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

Affiliate	Gross Additions	Gross Reductions	Dividend Income

ING UK Real Estate Income Trust Ltd.	$—	$—	$475,219
See previously submitted notes to financial statements for the annual period ended December 31, 2007.

Interest Rates Swaps

			Notional	Fixed
	FAS 157	Termination	Amount	Rate	Floating Rate	Unrealized
Counterparty	Level*	Date	(000)	Paid	Received	Depreciation

Royal Bank of Canada	L2	7/01/2009	$200,000	4.32%	1 Month LIBOR	$(5,579,710)

*	FAS 157 level is not a part of regular reporting requirements for each security listed.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$2,241,233,346	$—
Level 2 - Other Significant Observable Inputs	142,943,653	(5,579,710)
Level 3 - Significant Unobservable Inputs	23,499,960	—

Total	$2,407,676,959	$(5,579,710)

*	Other financial instruments are derivative instruments not reflected in the Portolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/07	$23,499,960
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$23,499,960

See previously submitted notes to financial statements for the annual period ended December 31, 2007.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Global Real Estate Income Fund

By:	/s/ T. Ritson Ferguson T. Ritson Ferguson President and Chief Executive Officer
Date: May 29, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson T. Ritson Ferguson President and Chief Executive Officer
Date: May 29, 2008

By:	/s/ Jonathan A. Blome

Jonathan A. Blome Treasurer and Chief Financial Officer
Date: May 29, 2008